Financial Instrument Risk - Maximum Exposure to Credit Risk (Details) - Credit risk - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of credit risk exposure [line items]
Total	£ 321,057	£ 308,582
Trade receivables
Disclosure of credit risk exposure [line items]
Total	143,336	131,650
Accrued income
Disclosure of credit risk exposure [line items]
Total	12,775	13,458
Other financial assets
Disclosure of credit risk exposure [line items]
Total	243	668
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Total	£ 164,703	£ 162,806